March 16, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 33-11387 and 811-4984
Post Effective Amendment 84

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to register with the Securities and Exchange Commission a new class of shares of the Trust - the A Class - of the Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, High Yield Bond Fund, Retirement Income and Appreciation Fund, Intermediate Bond Fund, Short-Term Bond Fund, Treasury Inflation Protected Securities Fund and the Global Real Estate Fund, each a series of the Trust (the “Funds”).

The Funds have substantially conformed the prospectus and statement of additional information (“SAI”) in the Amendment to the multiple class prospectus and SAI contained in Post-Effective Amendment No. 83 to the Trust’s Registration Statement (“PEA No. 83”) as filed with the SEC on February 26, 2010.  Accordingly, we request that the SEC staff use the limited review procedures of Securities Act Release No. 6510 (Feb. 15, 1984).

Prospectus.  There are no material differences from the prospectus filed in the Amendment as compared to the disclosure regarding the Funds’ investment objectives, investment strategies and risks sections of the multiple class prospectus contained in PEA No. 83, as well as the disclosures regarding the remainder of the multiple class prospectus, except for: (1) the “Fees and Expenses” tables; (2) the “Historical Performance” sections; (3) the “Example” sections; (4) the eligibility sections under “About Your Investment;” (5) the “Financial Highlights” sections; and  (6) the addition of the Global Real Estate Fund, which was added as a new series of the Trust on February 25, 2010 pursuant to Post-Effective Amendment No. 82.  In addition, information regarding the Funds’ other share classes has been deleted from the prospectus and disclosure regarding A Class sales loads has been included under “Choosing A Class Shares,” including information regarding sales load waivers and reductions.

Statement of Additional Information.  There are no material differences from the SAI filed in the Amendment as compared to the combined SAI filed in PEA 83.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

cc:           Rosemary Behan
    American Beacon Advisors, Inc.